CALVERT RESPONSIBLE INDEX SERIES, INC.

1825 Connecticut Ave. NW, Suite 400

Washington, DC 20009

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Responsible Index Series, Inc. (the “Registrant”) (1933 Act File No. 333-34122) certifies (a) that the form of prospectus dated February 1, 2021 used with respect to the following series of the Registrant does not differ from that contained in Post-Effective Amendment No. 55 (“Amendment No. 5”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 55 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-21-000108) on January 27, 2021:

Calvert International Responsible Index Fund

Calvert US Large-Cap Core Responsible Index Fund

Calvert US Large-Cap Growth Responsible Index Fund

Calvert US Large-Cap Value Responsible Index Fund

Calvert US Mid-Cap Core Responsible Index Fund

CALVERT RESPONSIBLE INDEX SERIES, INC.

By: /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date: February 5, 2021